Janus Henderson Adaptive Risk Managed U.S. Equity Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 660
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,035
Expense Example, No Redemption, 10 Years	1,597
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	1,804
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	1,350
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	$ 1,002